Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue from Contracts with Customers
	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Revenue from contracts with customers
Hardware sales
Government
-Video IoT	$-	$14,409	$5,992
-Security Convergence	-	283,755	3,630
Non-Government
-Video IoT	-	1,049,628	3,816,489
-Security Convergence	62,363	4,188,370	1,054,116
Software sales
Government
-Video IoT	-	109,322	-
-Security Convergence	-	138,421	70,413
Non-Government
-Video IoT	87,306	1,715,532	16,063,123
-Security Convergence	-	2,623,567	5,319,077
Service revenue
Government
-Video IoT	2,266,495	4,323,111	7,842,465
-Security Convergence	61,375,512	5,330,279	5,356,881
Non-Government
-Video IoT	551,519	2,486,385	2,459,435
-Security Convergence	351,796	146,029	251,242
	$64,694,991	$22,408,808	$42,242,863

Schedule of Revenue from the Transfer of Goods and Services	The Group derives revenue from the transfer of goods and services over time and at a point in time in the following major products lines and all revenue took place mainly in Asia and MENA region:
Year ended December 31, 2023	Hardware	Software	Service	Total
Total revenue streams	$101,702	$173,123	$76,157,234	$76,432,059
Inter-revenue streams	(39,339)	(85,817)	(11,611,912)	(11,737,068)
Revenue from external
customer contracts	$62,363	$87,306	$64,545,322	$64,694,991
Timing of revenue recognition
At a point in time	$62,363	$87,306	$-	$149,669
Over time	-	-	64,545,322	64,545,322
	$62,363	$87,306	$64,545,322	$64,694,991
Year ended December 31, 2022	Hardware	Software	Service	Total
Total revenue streams	$5,690,577	$4,586,842	$13,107,708	$23,385,127
Inter-revenue streams	(154,415)	-	(821,904)	(976,319)
Revenue from external
customer contracts	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Timing of revenue recognition
At a point in time	$5,536,162	$4,586,842	$-	$10,123,004
Over time	-	-	12,285,804	12,285,804
	$5,536,162	$4,586,842	$12,285,804	$22,408,808
Year ended December 31, 2021	Hardware	Software	Service	Total
Total revenue streams	$5,236,331	$22,654,095	$15,933,436	$43,823,862
Inter-revenue streams	(356,104)	(1,201,482)	(23,413)	(1,580,999)
Revenue from external
customer contracts	$4,880,227	$21,452,613	$15,910,023	$42,242,863
Timing of revenue recognition
At a point in time	$4,880,227	$21,452,613	$-	$26,332,840
Over time	-	-	15,910,023	15,910,023
	$4,880,227	$21,452,613	$15,910,023	$42,242,863

Schedule of Revenue-Related Contract Assets and Liabilities	The Group has recognized the following revenue-related contract assets and liabilities:
	December 31, 2023	December 31, 2022
Contract assets:
Contract assets relating to service contracts	$34,213,379	$725,441
Contract liabilities:
Contract liabilities relating to service contracts	$107,603	$58,475

Schedule of Revenue Recognized that was Included in the Contract Liability Balance	Revenue recognized that was included in the contract liability balance at the beginning of the year:
	Year ended December 31, 2023	Year ended December 31, 2022
Revenue recognized that was included in the contract liability balance at the beginning of the year
Service revenue	$58,475	$20,194